Acquisition of Aeterna Zentaris Inc. (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended
		Jun. 03, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 03, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Revenue			$ 1,871	$ 1,952	$ 6,265	$ 5,929
Net loss			$ (5,755)	$ (776)	$ (8,578)	$ (1,921)
Acquisition-related costs		$ 4,081
Aeterna zentaris inc [member]
IfrsStatementLineItems [Line Items]
Fair value of the replacement awards		356
Equity-settled options, amount	[1]	9
Cash-settled DSUs, amount	[1]	344
Post-acquisition compensation cost		$ 3
Fair value of the replacement DSUs | $ / shares		$ 6.99
Share price | (per share)		6.99					$ 0.225
Exchanged price per share | $ / shares		$ 0.02360
Revenue		$ 167
Net loss		$ 3,632
Description of acquisition		If the acquisition had occurred on January 1, 2024, management estimates that revenue would have been $6,271 and consolidated net loss for the year would have been $16,689. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2024.
Acquisition-related costs		$ 13,262

[1]	In accordance with the terms of the Plan of Arrangement, Aeterna’s share-based payment awards held by employees of Aeterna continued with no modifications and are deemed to be replacement awards issued.